Pension Plan (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Defined Contribution Plan, Employer Matching Contribution, Percent	20.00%	20.00%
Expenses related to defined contribution plan	$ 173	1,047	949	1,003